Cost Information (R&D) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Income Statement Elements [Line Items]
R&D Expense	$ 5,278	$ 5,273	$ 5,461
Customer funded R&D	(803)	(721)	(711)
Partner funded R&D	(226)	(319)	(107)
GE
Supplemental Income Statement Elements [Line Items]
R&D Expense	$ 4,249	$ 4,233	$ 4,643